Supplement dated December 11, 2023, to the Prospectus and Summary Prospectuses of the Mirova Global Green Bond Fund, Mirova Global Sustainable Equity Fund, and Mirova International Sustainable Equity Fund, each dated May 1, 2023, as may be revised or supplemented from time to time.
Mirova Global Green Bond Fund
(the “Fund”)
Effective immediately, the second paragraph of the sub‑section “Principal Investment Strategies” under the Fund’s “Investments, Risks and Performance” section of the “Fund Summary”, and of the sub‑section “Principal Investment Strategies” under the Fund’s “More About Goals and Strategies” within the “Investment Goals, Strategies and Risks” section of the Fund’s Prospectus, are hereby amended and restated as follows:
The Fund primarily invests in fixed-income securities issued by companies, banks, supranational entities, development banks, agencies, regions and governments. In deciding which securities to buy and sell, the Adviser selects securities based on their financial valuation profile and an analysis of the global environmental, social and governance (“ESG”) impact of the issuer or the projects funded with the securities. The Adviser applies a Minimum Standards and Exclusions Policy which sets forth criteria for specific exclusions related to controversial ESG issues and activities. Following the evaluation of a security, the portfolio managers value the security based, among other factors, on what they believe is a fair spread for the issue relative to comparable government securities, as well as historical and expected default and recovery rates. The portfolio managers will re‑evaluate and possibly sell a security if there is a deterioration of its ESG quality and/or financial rating, among other reasons.
Effective immediately, the second bullet point in the sub‑section “Principal Investment Strategies” under the Fund’s “Investments, Risks and Performance” section of the “Fund Summary”, and in the sub‑section “Principal Investment Strategies” under the Fund’s “More About Goals and Strategies” within the “Investment Goals, Strategies and Risks” section of the Fund’s Prospectus, are hereby amended and restated as follows:

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Impact on Sustainable Opportunity: quality of the environmental impact of the project is analyzed. Five evaluation levels have been defined with respect to the positive environmental impact: High, Moderate, Low, Negligible and Negative. Only issues that the Adviser believes will have a High, Moderate or Low positive environmental impact can qualify.

Effective immediately, the following paragraph is hereby inserted above the fourth paragraph in the sub‑section “Principal Investment Strategies” under the Fund’s “Investments, Risks and Performance” section of the “Fund Summary”, and in the sub‑section “Principal Investment Strategies” under the Fund’s “More About Goals and Strategies” within the “Investment Goals, Strategies and Risks” section of the Fund’s Prospectus:
The Fund may under certain circumstances invest in green bonds issued by issuers that would otherwise be excluded pursuant to the Minimum Standards and Exclusions Policy. To be

considered eligible for investment, the Adviser will consider the characteristics of the project(s) underlying the green bonds. In particular, the Adviser will consider (i) whether the bond’s stated use of proceed aims at financing projects with an environmental objective; (ii) management of environmental and social risks linked to the projects underlying the bond; and (ii) the alignment of the underlying projects with the issuers’ overall energy transition strategy. To the extent a security’s status changes such that it longer meets this exception from exclusion under the Minimum Standards and Exclusions Policy, the Fund shall take steps to divest its holdings within a reasonable period of time. Because the Fund’s divestment of such investments may not be immediate, the Fund could be invested temporarily in investments that do meet the qualification for exclusion and are not otherwise excepted therefrom. This screening criteria may be updated periodically.
Mirova Global Sustainable Equity Fund
(the “Fund”)
Effective immediately, the following sentence will be added to the end of the second paragraph of the sub‑section “Principal Investment Strategies” under the Fund’s “Investments, Risks and Performance” section of the “Fund Summary”, and of the sub‑section “Principal Investment Strategies” under the Fund’s “More About Goals and Strategies” within the “Investment Goals, Strategies and Risks” section of the Fund’s Prospectus:
The Adviser applies a Minimum Standards and Exclusions Policy which sets forth criteria for specific exclusions related to controversial ESG issues and activities.
Effective immediately, the following disclosure is added to the end of the fifth paragraph of the sub‑section “Principal Investment Strategies” under the Fund’s “More About Goals and Strategies” within “Investment Goals, Strategies and Risks” section of the Fund’s Prospectus:
While the Adviser does not use exclusions as a central tenet of its sustainability approach, the Adviser applies a minimum standards and exclusions policy to evaluate the level of involvement of a company in activities that may be detrimental to the achievement of the UN Sustainable Development Goals (SDGs). This may result in exclusion of issuers from the investment universe of securities in which the Fund may invest that do not align with the Fund’s sustainability objectives nor meet its investment criteria. Such excluded issuers may include, but are not limited to, those involved in fossil fuels value chain, including the extraction, processing/refining, trading of fossil fuels and production of dedicated equipment/services for the fossil fuel sector; electricity production; palm oil production; generation of revenue from certain chemicals, tobacco products, alcohol producers or retailers that fail to meet certain criteria, sugar-sweetened beverages, gambling, certain military equipment and weapons, and adult entertainment; and those issuers registered, incorporated or headquartered in tax havens as defined and maintained by the European Commission.

Effective immediately, the seventh paragraph of the sub‑section “Principal Investment Strategies” under the Fund’s “More About Goals and Strategies” within the “Investment Goals, Strategies and Risks” section of the Fund’s Prospectus is hereby amended and restated as follows:
The Adviser builds a relatively concentrated portfolio and the weight that an individual stock receives in the portfolio is generally based on the Adviser’s fundamental opinion, liquidity, impact, and upside potential. The Adviser may sell a security due to a deterioration in the company’s fundamental quality, a change in thematic exposure or impact relative to the SDGs, a controversy alert such as one relating to human rights, or if the Adviser believes the security has little potential for price appreciation or there is greater relative value in other securities in the Fund’s investment universe. To the extent an issuer’s status changes to meet the qualification for exclusion, the Fund shall take steps to divest its holdings of the issuer within a reasonable period of time. Because the Fund’s divestment of such investments may not be immediate, the Fund could be invested temporarily in investments that do meet the qualification for exclusion. This screening criteria may be updated periodically. In accordance with applicable Securities and Exchange Commission (“SEC”) requirements, the Fund will notify shareholders prior to any change to the 80% policies discussed above taking effect.
Mirova International Sustainable Equity Fund
(the “Fund”)
Effective immediately, the following sentence will be added to the end of the second paragraph of the sub‑section “Principal Investment Strategies” under the Fund’s “Investments, Risks and Performance” section of the “Fund Summary”, and of the sub‑section “Principal Investment Strategies” under the Fund’s “More About Goals and Strategies” within the “Investment Goals, Strategies and Risks” section of the Fund’s Prospectus:
The Adviser applies a Minimum Standards and Exclusions Policy which sets forth criteria for specific exclusions related to controversial ESG issues and activities.
Effective immediately, the third paragraph of the sub‑section “Principal Investment Strategies” under the “Investments, Risks and Performance” section of the “Fund Summary” is hereby amended and restated as follows:
The Adviser may sell a security due to a deterioration in the company’s fundamental quality, a change in thematic exposure or impact relative to the United Nations’ Sustainable Development Goals, a controversy alert such as one relating to human rights, or if the Adviser believes the security has little potential for price appreciation or there is greater relative value in other securities in the Fund’s investment universe.
Effective immediately, the fifth paragraph of the sub‑section “Principal Investment Strategies” under the Fund’s “More About Goals and Strategies” within the “Investment Goals, Strategies and Risks” section of the Fund’s Prospectus is hereby amended and restated as follows:
Furthermore, the Adviser generally seeks to invest in companies with a positive impact on the United Nations’ Sustainable Development Goals (the “SDGs”), while avoiding companies whose activities or products have a negative impact on or create a risk to achieving the SDGs. The determination of impact relative to the SDGs is based on analysis conducted by the Sustainable Research Team, which examines how companies meet the opportunities and manage the risks associated with the SDGs in order to help determine their viability and sustainability. The main outcome of this analysis is a qualitative “sustainability opinion” and an analysis of a company’s main ESG opportunities and risks. The analysis encompasses the entire life cycle of product development, from raw material extraction to consumer use and disposal, and focuses only on the most pertinent issues to each company. The sustainability opinion is defined in relation to the achievement of the SDGs; this opinion is based on the merits of the individual company in question and is not relative to any peer group or sector. In addition, the Adviser integrates this analysis into its fundamental research and considers all of the 17 SDGs in the analysis where deemed material and relevant. The Adviser believes that this approach will result in a portfolio with a better environmental and social profile and long-term return potential than the broad equities market. While the Adviser does not use exclusions as a central tenet of its sustainability approach, the Adviser applies a minimum standards and exclusions policy to evaluate the level of involvement of a company in activities that may be detrimental to the achievement of the UN Sustainable Development Goals (SDGs). This may result in exclusion of issuers from the investment universe of securities in which the Fund may invest that do not align with the Fund’s sustainability objectives nor meet its investment criteria. Such excluded issuers may include, but are not limited to, those involved in fossil fuels value chain, including the extraction, processing/refining, trading of fossil fuels and production of dedicated equipment/services for the fossil fuel sector; electricity production; palm oil production; generation of revenue from certain chemicals, tobacco products, alcohol producers or retailers that fail to meet certain criteria, sugar-sweetened beverages, gambling, certain military equipment and weapons, and adult entertainment; and those issuers registered, incorporated or headquartered in tax havens as defined and maintained by the European Commission.
Effective immediately, the seventh paragraph of the sub‑section “Principal Investment Strategies” under the Fund’s “More About Goals and Strategies” within the “Investment Goals, Strategies and Risks” section of the Fund’s Prospectus is hereby amended and restated as follows:
The Adviser builds a relatively concentrated portfolio and the weight that an individual stock receives in the portfolio is generally based on the Adviser’s fundamental opinion, liquidity, impact, and upside potential. The Adviser may sell a security due to a deterioration in the company’s fundamental quality, a change in thematic exposure or impact relative to the SDGs, a controversy alert such as one relating to human rights, or if the Adviser believes the security has little potential for price appreciation or there is greater relative value in other securities in the Fund’s investment universe. To the extent an issuer’s status changes to meet the qualification for exclusion, the Fund shall take steps to divest its holdings of the issuer within a reasonable period of time. Because the Fund’s divestment of such investments may not be immediate, the Fund could be invested temporarily in investments that do meet the qualification for exclusion. This screening criteria may be updated periodically. In accordance with applicable Securities and Exchange Commission (“SEC”) requirements, the Fund will notify shareholders prior to any change to the 80% policies discussed above taking effect.